American Balanced Fund® | American Balanced Fund®
AMERICAN BALANCED FUND ®
Investment objectives
The investment objectives of the fund are: (1) conservation of capital,
(2) current income and (3) long-term growth of capital and income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 60 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Balanced Fund®	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A USD ($)		Class 529-B USD ($)	Class 529-C USD ($)	Class 529-E USD ($)	Class 529-F-1 USD ($)	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Balanced Fund®	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.22%	1.00%	0.99%	0.50%	none	1.00%	0.74%	0.50%	0.25%	none	none
Other expenses	0.15%	0.14%	0.18%	0.15%	0.16%	0.25%	0.26%	0.26%	0.23%	0.25%	0.16%	0.39%	0.21%	0.15%	0.11%	0.06%
Total annual fund operating expenses	0.63%	1.38%	1.42%	0.64%	0.40%	0.71%	1.50%	1.49%	0.97%	0.49%	1.40%	1.37%	0.95%	0.64%	0.35%	0.30%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Balanced Fund® (USD $)	1 year	3 years	5 years	10 years
Class A	636	765	906	1,316
Class B	640	837	955	1,452
Class C	245	449	776	1,702
Class F-1	65	205	357	798
Class F-2	41	128	224	505
Class 529-A	663	828	1,006	1,512
Class 529-B	672	913	1,076	1,678
Class 529-C	271	510	870	1,879
Class 529-E	119	348	594	1,293
Class 529-F-1	70	197	333	723
Class R-1	143	443	766	1,680
Class R-2	139	434	750	1,646
Class R-3	97	303	525	1,166
Class R-4	65	205	357	798
Class R-5	36	113	197	443
Class R-6	31	97	169	381

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Balanced Fund® (USD $)	1 year	3 years	5 years	10 years
Class B	140	437	755	1,452
Class C	145	449	776	1,702
Class 529-B	172	513	876	1,678
Class 529-C	171	510	870	1,879

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal investment strategies

The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/BC Index is a composite blend of 60% of the S&P 500 and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. The Lipper Balanced Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Calendar year total returns for Class A Shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were: Highest 12.76% (quarter ended June 30, 2003) Lowest -14.46% (quarter ended December 31, 2008)
Average annual total returns For the periods ended December 31, 2012 (with maximum sales charge):

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Returns American Balanced Fund®	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years	Average Annual Return, Since Inception	Average Annual Return, Inception Date
Class A	7.63%	2.58%	6.44%
Class B	8.35%	2.66%	6.44%	6.70%	Mar. 15, 2000
Class C	12.30%	2.98%	6.22%	5.24%	Mar. 15, 2001
Class F-1	14.13%	3.79%	7.07%	5.95%	Mar. 15, 2001
Class F-2	14.40%			6.46%	Aug. 05, 2008
Class 529-A	7.56%	2.51%	6.39%	5.24%	Feb. 15, 2002
Class 529-B	8.24%	2.56%	6.30%	5.17%	Feb. 15, 2002
Class 529-C	12.19%	2.91%	6.15%	5.09%	Feb. 19, 2002
Class 529-E	13.84%	3.45%	6.69%	5.24%	Mar. 05, 2002
Class 529-F-1	14.32%	3.95%	7.15%	7.19%	Sep. 17, 2002
Class R-1	13.28%	3.01%	6.22%	4.97%	May 29, 2002
Class R-2	13.31%	3.00%	6.23%	4.95%	May 21, 2002
Class R-3	13.83%	3.48%	6.72%	5.61%	Jun. 04, 2002
Class R-4	14.14%	3.78%	7.04%	6.21%	Jun. 21, 2002
Class R-5	14.51%	4.09%	7.36%	5.99%	May 15, 2002
Class R-6	14.57%			14.52%	May 01, 2009
After Taxes on Distributions Class A	7.30%	2.05%	5.75%
After Taxes on Distributions and Sales Class A	5.33%	2.01%	5.39%
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.99%	1.66%	7.10%
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.21%	5.95%	5.18%
60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.30%	3.81%	6.62%
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	11.94%	2.82%	6.51%

Class A annualized 30-day yield at December 31, 2012: 1.47% (For current yield information, please call American FundsLine® at 800/325-3590.)